Commitments and Contingencies - Schedule of Research and Development Commitments (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Within one year	SFr 22,737	SFr 23,625
Between one and five years	18,041	26,867
Total	SFr 40,778	SFr 50,492